[Sullivan & Cromwell LLP Letterhead]
October 19, 2005
Via EDGAR
Securities and Exchange Commission,
     100 F Street, N.E.,
          Washington, D.C. 20549.
Ladies and Gentlemen :
     On behalf of Thomas Weisel Partners Group, Inc. (the “Company”), we have transmitted electronically for filing under the Securities Act of 1933, as amended, a Registration Statement on Form S-1 (the “Registration Statement”) for the purpose of registering shares of Common Stock, par value $0.01 per share, of the Company in connection with its initial public offering.
     If you should have any questions or comments with respect to the Registration Statement, please do not hesitate to contact the undersigned at (650) 461-5620.

Sincerely,
/s/ Scott D. Miller
Scott D. Miller

cc:	David A. Baylor
Mark P. Fisher
(Thomas Weisel Partners Group, Inc.)